UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment |_|; Amendment Number: _____

      This Amendment (Check only one): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Newcastle Partners, L.P.
Address:    200 Crescent Court, Suite 1400
            Dallas, Texas 75201

Form 13F File Number: 28-11174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark E. Schwarz
Title:      Managing Member of General Partner of General Partner
Phone:      (214) 661-7474

Signature, Place, and Date of Signing:

/s/ Mark E. Schwarz, Dallas, Texas, May 15, 2009
-------------------

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       1
                                               -----------

Form 13F Information Table Entry Total:                 27
                                               -----------

Form 13F Information Table Value Total:        $   161,631
                                               -----------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          No.        Form 13F File Number       Name

           1         28-11175                   Mark E. Schwarz
         -----       --------------------       ------------------------

                                                     FORM 13F INFORMATION TABLE

   COLUMN 1                  COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------   --------        --------           --------    --------           --------
                                                                                                              VOTING  AUTHORITY
                             TITLE OF              VALUE     SHRS OR    SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP    (X$1000)   PRN AMT    PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----    --------   -------    ---   ----   ----------   --------     ----    ------   ----
A H BELO CORP                COM CL A  001282102      192      192,917  SH           OTHER        1            0        192,917  0
ACXIOM CORP                  COM       005125109    7,767    1,019,352  SH           OTHER        1            0      1,019,352  0
AMERICAN SAFETY INS
HLDGS LT                     ORD       G02995101    5,266      506,309  SH           OTHER        1            0        506,309  0
ARGO GROUP INTL HLDGS LTD    COM       G0464B107    9,391      314,411  SH           OTHER        1            0        314,411  0
BELO CORP                    COM
                             SER A     080555105      599      964,587  SH           OTHER        1            0        964,587  0
CKX INC                      COM       12562M106      447      108,903  SH           OTHER        1            0        108,903  0
CONSECO INC                  COM NEW   208464883       11       11,800  SH           OTHER        1            0         11,800  0
DR PEPPER SNAPPLE
GROUP INC                    COM       26138E109    2,679      156,200  SH           OTHER        1            0        156,200  0
FLAGSTONE REINSURANCE HLDGS  SHS       G3529T105      572       73,433  SH           OTHER        1            0         73,433  0
GILAT SATELLITE
NETWORKS LTD                 SHS NEW   M51474118    1,818      539,424  SH           OTHER        1            0        539,424  0
HALLMARK FINL SVCS INC EC    COM NEW   40624Q203   84,007   12,122,226  SH           OTHER        1            0     12,122,226  0
HIGHLAND CR STRATEGIES FD    COM       43005Q107    1,517      324,357  SH           OTHER        1            0        324,357  0
IPC HLDGS LTD                ORD       G4933P101    1,082       40,000  SH           OTHER        1            0         40,000  0
LIBERTY MEDIA CORP NEW       INT COM
                             SER A     53071M104    2,975      948,274  SH           OTHER        1            0        948,274  0
LL & E RTY TR                UNIT BEN
                             INT       502003106        6       12,385  SH           OTHER        1            0         12,385  0
M & F WORLDWIDE CORP         COM       552541104    5,814      496,528  SH           OTHER        1            0        496,528  0
MEDQUIST INC                 COM       584949101    5,211    2,042,534  SH           OTHER        1            0      2,042,534  0
MICROSOFT CORP               COM       594918104    1,295       70,000  SH           OTHER        1            0         70,000  0
NASHUA CORP                  COM       631226107      798      798,437  SH           OTHER        1            0        798,437  0
NUTRI SYS INC NEW            COM       67069D108   10,978      769,338  SH           OTHER        1            0        769,338  0
PIZZA INN INC NEW            COM       725848105    4,164    3,997,648  SH           OTHER        1            0      3,997,648  0
PLAYBOY ENTERPRISES INC      CL B      728117300      389      197,500  SH           OTHER        1            0        197,500  0
S L INDS INC                 COM       784413106      943      204,072  SH           OTHER        1            0        204,072  0
SPECIALTY UNDERWRITERS
ALLIA                        COM       84751T309    5,006    1,429,615  SH           OTHER        1            0      1,429,615  0
UNUM GROUP                   COM       91529Y106    4,626      366,589  SH           OTHER        1            0        366,589  0
VALHI INC NEW                COM       918905100      174       18,593  SH           OTHER        1            0         18,593  0
VIACOM INC NEW               CL B      92553P201    3,904      221,500  SH           OTHER        1            0        221,500  0